Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues		$ 5,098,190	$ 10,289,681	$ 12,733,339
Cost of revenues		(1,396,243)	(6,123,025)	(10,872,484)
Gross profit		3,701,947	4,166,656	1,860,855
Operating expenses
General and administrative expenses		(6,282,749)	(3,506,075)	(1,373,695)
Selling and marketing expenses		(1,444,202)	(434,856)	(595,804)
Research and development expenses		(585,290)	(302,280)	(588,108)
Gain from disposal of property and equipment				125,804
Total operating expenses		(8,312,241)	(4,243,211)	(2,431,803)
Operating loss		(4,610,294)	(76,555)	(570,948)
Other (expenses) /income
Investment income			44,570	2,119
Fair Value Change in Derivative Liability		(16,202)
Impairment loss from equity investment				(60,046)
Interest (expenses)/income, net		(2,439,481)	160,685	(102,360)
Other non-operating income		100,653	21,644	14,557
Total other (expenses)/income, net		(2,355,030)	226,899	(145,730)
(Loss)/income before income taxes		(6,965,324)	150,344	(716,678)
Income tax (provision)/ benefit		(402,781)	(589,680)	63,950
Net loss		(7,368,105)	(439,336)	(652,728)
Net loss		(7,368,105)	(439,336)	(652,728)
Other comprehensive income
Foreign currency translation adjustment		122,281	(74,851)	(15,524)
Total comprehensive loss attributable to the Company’s ordinary shareholders		$ (7,245,824)	$ (514,187)	$ (668,252)
Earnings per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (1.27)	$ (0.21)	$ (0.33)
Diluted (in Dollars per share)	[1]	$ (1.27)	$ (0.21)	$ (0.33)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	5,793,575	2,117,534	2,000,022
Diluted (in Shares)	[1]	5,793,575	2,117,534	2,000,022

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).